Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
Number of shares authorized (in Shares)	100,000,000
Number of shares issued and fully paid (in Shares)	12,584,625	8,389,750
Shares capital value	$ 39,139	$ 39,139	$ 39,139	$ 39,139
Additional paid-in capital value	377,538
Total share capital value	$ 416,677
Pre Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Number of shares authorized (in Shares)	100,000,000
Number of shares issued and fully paid (in Shares)	8,389,750
Shares capital value	$ 39,139
Additional paid-in capital value	377,538
Total share capital value	$ 416,677
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Number of shares authorized (in Shares)
Number of shares issued and fully paid (in Shares)	4,194,875	4,194,875	(29,364,123)
Shares capital value
Additional paid-in capital value
Total share capital value
Post Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Number of shares authorized (in Shares)	100,000,000
Number of shares issued and fully paid (in Shares)	12,584,625
Shares capital value	$ 39,139
Additional paid-in capital value	377,538
Total share capital value	$ 416,677